As filed with the Securities and Exchange Commission on

November 15, 2018

Registration No. 33-37214

811-06190

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

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Pre-Effective Amendment No.	/ /

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Post-Effective Amendment No. 42	/ X /

and/or	----

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /

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Amendment No. 44	/ X /

(Check appropriate box or boxes)	----

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PUTNAM INTERNATIONAL EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

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It is proposed that this filing will become effective

(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)

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/X /	on October 30, 2018 pursuant to paragraph (b)

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/ /	60 days after filing pursuant to paragraph (a)(1)

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/ /	on (date) pursuant to paragraph (a)(1)

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/ /	75 days after filing pursuant to paragraph (a)(2)

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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

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If appropriate, check the following box:

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/ /	this post-effective amendment designates a new

----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President

PUTNAM INTERNATIONAL EQUITY FUND

100 Federal Street

Boston, Massachusetts 02110

(Name and address of agent for service)

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Copy to:

BRYAN CHEGWIDDEN, Esquire

ROPES & GRAY LLP

1211 Avenue of the Americas

New York, New York 10036

PUTNAM International EQUITY Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of November, 2018.

Putnam International Equity Fund

By: /s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
Kenneth R. Leibler*	Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz *	Executive Vice President, Principal Executive Officer and Compliance Liaison
Janet C. Smith*	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer
Liaquat Ahamed*	Trustee
Ravi Akhoury*	Trustee
Barbara M. Baumann*	Trustee
Katinka Domotorffy*	Trustee
Catharine Bond Hill*	Trustee
Paul L. Joskow*	Trustee
Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
Manoj P. Singh*	Trustee

By: /s/ Jonathan S. Horwitz,
as Attorney-in-Fact
November 15, 2018

*Signed pursuant to power of attorney filed in Post-Effective Amendment No. 41 to the Registrant's Registration Statement on October 25, 2018.